Cover	Mar. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2025
Entity File Number	000-15746
Entity Registrant Name	VIEWBIX INC.
Entity Central Index Key	0000797542
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Hanehoshet St, Building B
Entity Address, Address Line Two	7th floor
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971068
City Area Code	+972
Local Phone Number	73-391-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false